United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments

Federated Strategic Income Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		U.S. CORPORATE BONDS—1.9%
		Basic Industry - Chemicals--0.2%
$1,450,000	[1]	Fertinitro Finance, Company Guarantee, 8.290%, 4/01/2020	$1,247,000
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,472,812
		TOTAL	2,719,812
		Basic Industry - Paper--0.5%
4,360,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	4,515,094
250,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	33,750
450,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	459,196
		TOTAL	5,008,040
		Capital Goods - Environmental--0.2%
2,700,000		Waste Management, Inc., Deb., 8.750%, 5/01/2018	2,721,046
		Communications - Media Noncable--0.3%
720,000		British Sky Broadcasting Group PLC, 8.200%, 07/15/2009	763,832
1,187,000		British Sky Broadcasting Group PLC, Note, 6.875%, 02/23/2009	1,223,826
1,000,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,155,781
		TOTAL	3,143,439
		Consumer Cyclical - Automotive--0.1%
1,000,000		General Motors Acceptance Corp., 8.000%, 11/01/2031	757,666
775,000		General Motors Corp., Note, 9.450%, 11/01/2011	707,188
		TOTAL	1,464,854
		Energy - Integrated--0.1%
1,500,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	1,527,011
		Financial Institution - Banking--0.2%
2,150,000	[1,2]	Regional Diversified Funding, 9.250%, 3/15/2030	2,446,632
		Financial Institution - Finance Noncaptive--0.1%
500,000		Susa Partnership LP, 8.200%, 6/01/2017	616,324
		Financial Institution - Insurance - Life--0.1%
500,000	[1,2]	Union Central Life Insurance Co, Note, 8.200%, 11/1/2026	556,945
		Financial Institution - Insurance - P&C--0.1%
500,000	[1,2]	USF&G Cap, 8.312%, 7/1/2046	554,071
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $21,695,692)	20,758,174
		INTERNATIONAL BONDS—3.3%
		JAPANESE YEN--3.3%
		Banking--2.5%
450,000,000		Bayerische Landesbank, Sr. Unsub., Series EMTN, 1.000%, 9/20/2010	4,365,290
400,000,000		Bank Nederlandse Gemeenten, Sr. Unsub., 0.800%, 9/22/2008	3,848,925
500,000,000		KFW International Finance, 1.750%, 3/23/2010	4,927,327
190,000,000		KFW International Finance, Series EMTN, 2.050%, 9/21/2009	1,870,738
630,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	6,211,767
600,000,000		Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN, 1.600%, 2/15/2011	5,904,129
		TOTAL	27,128,176
		Financial Intermediaries--0.4%
400,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	3,944,172
		Supranational--0.4%
500,000,000		Inter American Development Bank, 1.900%, 7/08/2009	4,896,285
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $35,333,523)	35,968,633
		GOVERNMENTS/AGENCIES—10.6%
		AUSTRALIAN DOLLAR--0.3%
		State/Provincial--0.3%
3,900,000		New South Wales, State of, Local Gov't. Guarantee, Series 08RG, 8.000%, 3/01/2008	3,633,044
		BRITISH POUND--1.0%
		Sovereign--1.0%
3,350,000		United Kingdom, Government of, Bond, 4.000%, 9/07/2016	6,454,251
2,250,000		United Kingdom, Government of, Bond, 5.750%, 12/07/2009	4,596,043
		TOTAL BRITISH POUND	11,050,294
		EURO--6.5%
		Sovereign--6.5%
4,700,000		Belgium, Government of, Bond, Series 35, 5.750%, 9/28/2010	7,553,439
3,000,000		Bundesrepublic Deutschla, Series 04, 3.750%, 1/04/2015	4,596,810
5,200,000		France, Government of, 4.000%, 4/25/2013	8,082,272
5,100,000		France, Government of, Bond, 4.000%, 10/25/2014	7,901,293
3,800,000		France, Government of, Bond, 4.250%, 4/25/2019	5,834,163
4,800,000		France, Government of, Bond, 5.500%, 10/25/2010	7,697,390
4,200,000		France, Government of, O.A.T., 4.000%, 10/25/2009	6,450,199
4,300,000		Germany, Government of, 4.750%, 7/04/2028	6,799,812
4,700,000		Germany, Government of, Bond, Series 0301, 4.750%, 7/04/2034	7,437,133
5,400,000		Germany, Government of, Series 0303, 4.250%, 1/04/2014	8,534,134
		TOTAL EURO	70,886,645
		JAPANESE YEN—2.5%
		Agency--0.9%
1,000,000,000		Federal National Mortgage Association, 1.750%, 3/26/2008	9,629,897
		Sovereign--1.6%
400,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	3,939,166
306,000,000		Italy, Series INTL, 0.650%, 3/20/2009	2,946,601
610,000,000		Japan, Government of, Bond, Series 222, 1.800%, 6/21/2010	6,032,635
500,000,000		Japan, Government of, Bond, Series 240, 1.300%, 6/20/2012	4,916,840
		TOTAL	17,835,242
		TOTAL JAPANESE YEN	27,465,139
		SWEDISH KRONA--0.3%
		Sovereign--0.3%
17,300,000		Sweden, Kingdom of, Deb., Series 1040, 6.500%, 5/05/2008	2,815,203
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $107,324,340)	115,850,325
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
107,205	[1,2]	125 Home Loan Owner Trust 1998-1A B1, 9.260%, 02/15/2029	91,124
18,592		New Century Home Equity Loan Trust 1997-NC5 M2, 7.240%, 10/25/2028	18,399
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $125,681)	109,523
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Non-Agency Mortgage--0.0%
11,692	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.315%, 1/28/2027 (IDENTIFIED COST $23,482)	7,600
		MORTGAGE-BACKED SECURITIES--0.0%
		Government National Mortgage Association--0.0%
36,940		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $41,511)	38,830
		MUNICIPAL BOND--0.0%
		Municipal Services--0.0%
250,000		McKeesport, PA, Taxable GO Series B 1997, 7.300%, (MBIA Insurance Corp. INS), 03/01/2020 (IDENTIFIED COST $249,412)	250,060
		PREFERRED STOCKS--0.2%
		Financial Institution - Brokerage--0.2%
40,000		Lehman Brothers Holdings, Pfd. 5.670%, $2.84, Annual Dividend	1,678,000
		Financial Institution - REITs--0.0%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend	534,600
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,408)	2,212,600
		MUTUAL FUNDS--83.8%[3]
12,263,896		Emerging Markets Fixed Income Core Fund	271,845,062
26,201,976		Federated Mortgage Core Portfolio	262,805,822
59,252,579		High Yield Bond Portfolio	376,253,878
4,883,577	[4]	Prime Value Obligations Fund, Institutional Shares, 3.57%	4,883,577
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,059,850,669)	915,788,339
		TOTAL INVESTMENTS --- 99.8% (IDENTIFIED COST $1,226,790,718)[5]	1,090,984,084
		OTHER ASSETS AND LIABILITIES – NET – 0.2%[6]	1,689,445
		TOTAL NET ASSETS --- 100%	$1,092,673,529

At February 29, 2008, the Fund had the following outstanding foreign exchange contracts:
	Settlement Date	Foreign Units to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Sold:
	4/14/2008	3,900,000 Euro Currency	$5,701,605	$5,912,290	$(210,685)
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2008, these restricted securities amounted to $6,376,184, which represented 0.6% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (“the Directors”). At February 29, 2008, these liquid restricted securities amounted to $5,129,184, which represented 0.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at February 29, 2008, is as follows:
	Security		Acquisition Date	Acquisition Cost
	Fertinitro Finance, Company Guarantee, 8.290%, 4/01/2020		5/14/1999 – 5/27/1999	$1,098,662
3	Affiliated companies.
4	7-Day net yield.
5
At February 29, 2008, the cost of investments for federal tax purposes was $1,230,450,700. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $139,466,616. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,420,908 and net unrealized depreciation from investments for those securities having an excess of cost over value of $188,887,524.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund’s adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the Funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of Core Trust. A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on its assets. The Fund’s secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$918,000,939	$(210,685)
Level 2 – Other Significant Observable Inputs	172,983,145	0
Level 3 – Significant Unobservable Inputs	0	0
Total	$1,090,984,084	$(210,685)

* Other financial instruments include foreign exchange contracts.

      The following acronyms are used throughout this portfolio:

GO	--General Obligation
INS	--Insured
REITs	--Real Estate Investment Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	April 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008